DESCRIPTION OF THE BUSINESS (Details) $ in Millions						12 Months Ended
	Dec. 17, 2024 CAD ($)	Nov. 21, 2024 CAD ($)	May 01, 2023 CAD ($)	Nov. 29, 2022 CAD ($)	Oct. 13, 2016	Dec. 31, 2025 segment	Mar. 04, 2025	Dec. 31, 2024
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Number of operating segments | segment						3
Hydro One Sault Ste. Marie LP
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Deferred rebasing period (in years)					10 years
2023 Approved Revenue Requirement | Hydro One Networks
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement				$ 1,952
Distribution revenue requirement				1,727
2023 Approved Revenue Requirement | Hydro One Remotes
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement			$ 128
Proposed increase to base rate			3.72%
2024 Approved Revenue Requirement | Hydro One Networks
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement				2,073
Distribution revenue requirement				1,813
2025 Approved Revenue Requirement | Hydro One Networks
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement				2,168
Distribution revenue requirement				1,886
2025 Approved Revenue Requirement | B2M Limited Partnership
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement		$ 38
2025 Approved Revenue Requirement | Chatham Lakeshore Limited Partnership
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement	$ 17
2025 Approved Revenue Requirement | Niagara Reinforcement Limited Partnership
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement		$ 9
2026 Approved Revenue Requirement | Hydro One Networks
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement				2,277
Distribution revenue requirement				1,985
2027 Approved Revenue Requirement | Hydro One Networks
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement				2,362
Distribution revenue requirement				$ 2,071
Hydro One Sault Ste. Marie LP
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party						80.00%
Chatham Lakeshore Limited Partnership
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party								100.00%
B2M Limited Partnership
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party						66.00%
Niagara Reinforcement Limited Partnership
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party						55.00%
East-West Tie Limited Partnership
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party						48.00%	48.00%